UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund: BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New Jersey Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 132.3%
Corporate — 7.2%
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	$4,550	$4,701,560
Middlesex County Improvement Authority, RB, Senior Heldrich Center Hotel, Series A, 5.00%, 1/01/20	655	471,273
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,925	3,094,533
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	2,430	2,582,021
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,677,210

		15,526,597

County/City/Special District/School District — 16.1%
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/26	1,200	1,315,800
5.00%, 1/15/27	845	912,727
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM):
5.00%, 7/01/33	1,575	1,617,856
5.00%, 7/01/34	1,925	1,968,832
County of Bergen New Jersey Improvement Authority, Refunding RB, Fair Lawn Community Center, Inc. Project, 5.00%, 9/15/34	1,470	1,585,645
County of Hudson New Jersey, COP, Refunding, (NPFGC), 6.25%, 12/01/16	1,500	1,706,325
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	4,800	5,004,864
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	2,835	2,938,251
Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$670	$692,693
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	4,115	4,292,151
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,174,930
5.50%, 10/01/29	5,085	5,917,567
Gloucester County Improvement Authority, RB, County Guaranteed Loan—County Capital Program, 5.00%, 4/01/38	1,000	1,029,880
Monmouth County Improvement Authority, Refunding RB, Government Loan (AMBAC):
5.00%, 12/01/15	5	5,013
5.00%, 12/01/16	5	5,012
Newark Housing Authority, Refunding RB, Additional Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,875	2,470,890

		34,638,436

Education — 19.6%
New Jersey EDA, RB, MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,581,810
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	1,140	1,191,653
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	6,115	6,320,036
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	1,003,890
Kean University, Series A, 5.50%, 9/01/36	4,500	4,773,330
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,250	1,304,600

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
Ramapo College, Series B, 5.00%, 7/01/37	$155	$159,940
Ramapo College, Series B, 5.00%, 7/01/42	340	349,608
Rider University, Series A, 5.00%, 7/01/32	1,000	1,004,360
Rowan University, Series B (AGC), 5.00%, 7/01/24	1,800	1,979,604
Seton Hall University, Series D, 5.00%, 7/01/38	395	411,578
Seton Hall University, Series D, 5.00%, 7/01/43	255	261,072
University of Medicine & Dentistry, Series B, 7.13%, 6/01/19 (a)	1,300	1,692,691
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (a)	1,625	2,148,413
New Jersey Higher Education Student Assistance Authority, Refunding RB, Student Loan:
Series 1, AMT, 5.75%, 12/01/29	4,045	4,261,003
Series 1A, 5.00%, 12/01/25	965	1,018,123
Series 1A, 5.00%, 12/01/26	605	633,314
Series 1A, 5.25%, 12/01/32	900	933,597
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	4,320	4,454,568
Rutgers - The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	500	529,070
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	5,870	6,169,018

		42,181,278

Health — 15.4%
New Jersey EDA, RB, Masonic Charity Foundation of New Jersey:
5.25%, 6/01/24	1,425	1,445,705
5.25%, 6/01/32	685	689,261
New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A:
5.75%, 11/01/24	2,500	2,519,025
5.80%, 11/01/31	1,000	1,001,800

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB:
Children's Specialized Hospital, Series A, 5.50%, 7/01/36	$1,540	$1,551,319
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,950	1,956,844
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	955	970,423
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	1,420	1,476,005
Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,500	2,580,750
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	2,435	2,760,535
Kennedy Health System, 5.00%, 7/01/31	750	771,195
Meridian Health System Obligated Group, 5.00%, 7/01/23	500	559,000
Meridian Health System Obligated Group, 5.00%, 7/01/25	1,000	1,087,860
Meridian Health System Obligated Group, 5.00%, 7/01/26	830	889,619
Meridian Health System Obligated Group, 5.00%, 7/01/27	1,000	1,056,070
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	1,000	1,021,200
South Jersey Hospital, 5.00%, 7/01/36	385	386,117
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,639,374
St. Barnabas Health Care System, Series A, 5.00%, 7/01/25	210	223,028
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,155	4,183,711
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	1,090	1,137,088

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2013	2

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	$3,030	$3,118,052

		33,023,981

Housing — 8.2%
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.65%, 10/01/32	4,305	4,252,823
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	2,305	2,341,073
M/F Housing, Series A, 4.55%, 11/01/43	2,880	2,588,314
M/F Housing, Series A, AMT (NPFGC), 4.90%, 11/01/35	1,365	1,316,911
S/F Housing, Series AA, 6.50%, 10/01/38	655	666,770
S/F Housing, Series CC, 5.00%, 10/01/34	2,065	2,107,105
S/F Housing, Series U, AMT, 4.95%, 10/01/32	440	442,350
S/F Housing, Series U, AMT, 5.00%, 10/01/37	580	580,157
S/F Housing, Series X, AMT, 4.85%, 4/01/16	1,090	1,114,972
S/F Housing, Series X, AMT, 5.05%, 4/01/18	295	320,432
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	1,750	2,002,945

		17,733,852

State — 33.0%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 3.57%, 11/01/23 (b)	1,460	1,025,373
CAB, Series B, 4.30%, 11/01/28 (b)	4,540	2,398,300
Election of 2005, Series A, 5.80%, 11/01/15 (a)	2,500	2,766,875

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	$2,000	$2,301,760
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	12,500	12,748,875
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,700	1,789,879
School Facilities Construction, Series CC-2, 5.00%, 12/15/32	1,300	1,361,048
School Facilities Construction, Series KK, 5.00%, 3/01/35	1,500	1,544,160
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,470	1,504,692
School Facilities Construction, Series L (AGM), 5.00%, 3/01/15 (a)	5,800	6,166,270
School Facilities Construction, Series P, 5.00%, 9/01/15	3,000	3,251,610
School Facilities Construction, Series P, 5.25%, 9/01/15 (a)	2,710	2,952,762
School Facilities Construction, Series Y, 5.00%, 9/01/33	880	901,164
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,665	4,018,453
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	440	456,025
Cigarette Tax, 5.00%, 6/15/28	720	725,983
Cigarette Tax, 5.00%, 6/15/29	1,760	1,756,110
School Facilities Construction, Series AA, 5.50%, 12/15/29	3,000	3,271,710
School Facilities Construction, Series AA, 5.25%, 12/15/33	1,000	1,059,750
School Facilities Construction, Series GG, 5.25%, 9/01/26	7,000	7,758,870
School Facilities Construction, Series GG, 5.25%, 9/01/27	3,000	3,285,360
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,300	2,338,709

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	$4,200	$4,510,086
5.25%, 6/15/28	1,100	1,171,984

		71,065,808

Transportation — 31.6%
Delaware River Port Authority of Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	1,535	1,582,508
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.12%, 1/01/35 (c)	4,870	4,606,143
Series E, 5.25%, 1/01/40	2,525	2,650,442
New Jersey State Turnpike Authority, Refunding RB:
Series A, 5.00%, 1/01/35	1,000	1,037,950
Series B, 5.00%, 1/01/30	2,660	2,834,975
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 5.81%, 12/15/35 (b)	4,140	1,166,155
Transportation Program, Series AA, 5.25%, 6/15/33	5,935	6,317,392
Transportation Program, Series AA, 5.50%, 6/15/39	5,520	5,906,897
Transportation System, 6.00%, 12/15/38	1,950	2,197,377
Transportation System, Series A, 6.00%, 6/15/35	6,030	6,698,184
Transportation System, Series A, 5.88%, 12/15/38	3,650	4,078,912
Transportation System, Series A, 5.50%, 6/15/41	6,000	6,315,960
Transportation System, Series A (AGC), 5.63%, 12/15/28	1,250	1,422,488
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,081,540
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	250	252,645
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	5,557,650
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	2,700	2,895,831

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	$3,300	$3,609,540
152nd Series, AMT, 5.25%, 11/01/35	240	254,066
166th Series, 5.25%, 7/15/36	4,000	4,286,800
172nd Series, AMT, 5.00%, 10/01/34	1,500	1,539,315
South Jersey Transportation Authority LLC, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	1,075	1,147,208
5.00%, 11/01/29	575	605,653

		68,045,631

Utility — 1.2%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 5.04%, 9/01/31 (b)	6,000	2,469,540

Total Municipal Bonds — 132.3%		284,685,123

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
New Jersey — 30.6%
County/City/Special District/School District — 6.2%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	12,820	13,254,213

Education — 1.0%
Rutgers - The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	2,009	2,125,796

State — 7.6%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	6,653,338
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/34 (a)	1,185	1,333,587
6.00%, 12/15/34	2,415	2,719,473

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2013	4

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New Jersey (concluded)
State (concluded)
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (e)	$5,230	$5,595,665

		16,302,063

Transportation — 15.8%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (e)	8,820	9,152,337
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,100	4,300,162
Series B, 5.25%, 6/15/36 (e)	5,001	5,257,054
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	11,250	11,369,025
Port Authority of New York & New Jersey, Refunding ARB, Consolidated,152nd Series, AMT, 5.25%, 11/01/35	3,764	3,984,280

		34,062,858

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 30.6%		65,744,930

Total Long-Term Investments (Cost — $342,169,381) — 162.9%		350,430,053

Short-Term Securities — 0.9%	Shares	Value

BIF New Jersey Municipal Money Fund, 0.00% (f)(g)	2,018,473	$2,018,473

Total Short-Term Securities (Cost — $2,018,473) — 0.9%		2,018,473

Total Investments (Cost — $344,187,854*) — 163.8%		352,448,526
Other Assets Less Liabilities — 2.1%		4,480,984
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.4%)		(39,560,160)
VRDP Shares, at Liquidation Value — (47.5%)		(102,200,000)
Net Assets Applicable to Common Shares — 100.0%		$215,169,350

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$305,126,271
Gross unrealized appreciation	$12,896,233
Gross unrealized depreciation	(5,127,497)
Net unrealized appreciation	$7,768,736

Notes to Schedule of Investments
(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(d)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from June 15, 2019 to September 1, 2020 is $14,346,748.
BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income

BIF New Jersey Municipal Money Fund	3,819,692	(1,801,219)	2,018,473	—

(g)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family
•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(132)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$16,811,438	$(10,456)

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2013	6

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$350,430,053	—	$350,430,053
Short-Term Securities	$2,018,473	—	—	2,018,473
Total	$2,018,473	$350,430,053	—	$352,448,526

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(10,456)	—	—	$(10,456)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Certain of the Fund's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$234,000	—	—	$234,000
Liabilities:
TOB trust certificates	—	$(39,553,519)	—	(39,553,519)
VRDP Shares	—	(102,200,000)	—	(102,200,000)

Total	$234,000	$(141,753,519)	—	$(141,519,519)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2013	7

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 23, 2013